UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                                -----
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019

Form 13F File Number:
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200

Signature, Place, and Date of Signing:

       /s/  Brian F. Nichols          New York, New York        March 16, 2011
      -----------------------        --------------------       --------------
            [Signature]                 [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              16
                                            --------------------

Form 13F Information Table Value Total:            $83,260
                                            --------------------
                                                 (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             Column 1              Column 2     Column 3   Column 4        Column 5       Column 6    Column 7      Column 8
------------------------------  --------------  ---------  ---------  ------------------------------- --------  --------------------
                                   TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
          NAME OF ISSUER             CLASS        CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRETION  MANAGER    SOLE    SHARED NONE
BP PLC                           SPONSORED ADR  055622104      4,408     99,800   SH      Sole                     99,800
CHINA REAL ESTATE INFO CORP           ADR       16948Q103      1,530    159,330   SH      Sole                    159,330
CITIGROUP INC                         COM       172967101      6,219  1,314,700   SH      Sole                  1,314,700
FOCUS MEDIA HLDG LTD             SPONSORED ADR  34415V109      5,050    230,300   SH      Sole                    230,300
ISHARES TR                       RUSSELL 2000   464287655     12,910    165,000   SH      Sole                    165,000
KKR & CO L P DEL                   COM UNITS    48248M102      4,514    317,900   SH      Sole                    317,900
LIBERTY MEDIA CORP NEW          LIB STAR COM A  53071M708      5,066     76,200   SH      Sole                     76,200
NYSE EURONEXT                         COM       629491101      1,685     56,200   SH      Sole                     56,200
NASDAQ OMX GROUP INC                  COM       631103108      1,903     80,200   SH      Sole                     80,200
POWERSHARES QQQ TRUST             UNIT SER 1    73935A104      2,374     43,600   SH      Sole                     43,600
RACKSPACE HOSTING INC                 COM       750086100      3,204    102,000   SH      Sole                    102,000
SPDR S&P MIDCAP 400 ETF TR      UTSER1 S&PDCRP  78467Y107      9,881     60,000   SH      Sole                     60,000
SPDR S&P 500 ETF TR                 TR UNIT     78462F103     14,964    119,000   SH      Sole                    119,000
SPDR INDEX SHS FDS               S&P CHINA ETF  78463X400      3,507     46,000   SH      Sole                     46,000
TERREMARK WORLDWIDE INC             COM NEW     881448203      2,435    188,000   SH      Sole                    188,000
VANGUARD INTL EQUITY INDEX F      EMR MKT ETF   922042858      3,611     75,000   SH      Sole                     75,000